Intangible Assets - Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 37,864	$ 17,287
Additions		24,957
Disposals
Amortisation expense	(9)	(111)
Impairment	(6,849)	(3,867)
Reclassification to tangible fixed assets	(51)
Foreign exchange movements	1,477	(403)
Closing value	32,431	37,864	$ 17,287
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	2,320	2,399
Additions
Disposals
Amortisation expense
Impairment	(2,480)
Reclassification to tangible fixed assets
Foreign exchange movements	160	(79)
Closing value		2,320	2,399
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	25,075	217
Additions		24,957
Disposals
Amortisation expense		(99)
Impairment	(2,037)
Reclassification to tangible fixed assets
Foreign exchange movements	1,164
Closing value	24,202	25,075	217
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	10,205	14,395
Additions
Disposals
Amortisation expense
Impairment	(2,130)	(3,867)
Reclassification to tangible fixed assets
Foreign exchange movements	154	(323)
Closing value	8,229	10,205	14,395
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	263	276
Additions
Disposals
Amortisation expense	(9)	(12)
Impairment	(202)		(64)
Reclassification to tangible fixed assets	(51)
Foreign exchange movements	(1)	(1)
Closing value		$ 263	$ 276